Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 04, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
At each February meeting, it is the HR&CC’s long-standing practice to review Kemper’s results for the previous fiscal year, review the Company’s financial plan and strategy for the upcoming fiscal year, and based on those reviews approve awards under the LTI Plan for the upcoming fiscal year. Kemper’s LTI Plan includes option awards (and accompanying SARs), which are granted with an exercise price equal to the closing market price of our Common Stock on the grant date.
The timing of the HR&CC’s meeting, and thus the grant date for awards under the LTI Plan, is based on this historic practice and the meeting schedule does not take into account the timing of the Company’s release of earnings results or filings required by the Securities Exchange Act of 1934, which may contain material nonpublic information. HR&CC meetings are scheduled to coincide with meetings of the Board, which are scheduled for the first Wednesday in February of each year. The Company’s practice is to not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Other than grants made in connection with hiring or promotion, equity awards are granted to NEOs at the same time that equity awards are granted to all other employees who are eligible for such awards.
Consistent with this long-time practice, the HR&CC made awards of option to our NEOs in February 2025 in the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K), and ending one business day after the filing or furnishing of such report (the “Designated Periods”). Pursuant to SEC Rules, we are providing the following information relating to options awarded to NEOs in the Designated Periods occurring in 2025:

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)	Percentage Change in the Closing Market Price of the
Securities Underlying the Award Between the Trading
Day Ending Immediately Prior to the Disclosure of
Material Nonpublic Information and the Trading Day
Beginning Immediately Following the Disclosure of
					Material Nonpublic Information
C. Thomas Evans, Jr.	2/4/2025	11,516	66.00	248,626	5.30%
Bradley T. Camden	2/4/2025	15,685	66.00	338,631	5.30%
John M. Boschelli	2/4/2025	13,637	66.00	294,417	5.30%
Matthew A. Hunton	2/4/2025	15,685	66.00	338,631	5.30%
Laura A. Rock	2/4/2025	11,516	66.00	248,626	5.30%
Joseph P. Lacher, Jr.	2/4/2025	63,637	66.00	1,373,886	5.30%
Duane A. Sanders	2/4/2025	16,364	66.00	353,291	5.30%

Award Timing Method
At each February meeting, it is the HR&CC’s long-standing practice to review Kemper’s results for the previous fiscal year, review the Company’s financial plan and strategy for the upcoming fiscal year, and based on those reviews approve awards under the LTI Plan for the upcoming fiscal year. Kemper’s LTI Plan includes option awards (and accompanying SARs), which are granted with an exercise price equal to the closing market price of our Common Stock on the grant date.
The timing of the HR&CC’s meeting, and thus the grant date for awards under the LTI Plan, is based on this historic practice and the meeting schedule does not take into account the timing of the Company’s release of earnings results or filings required by the Securities Exchange Act of 1934, which may contain material nonpublic information. HR&CC meetings are scheduled to coincide with meetings of the Board, which are scheduled for the first Wednesday in February of each year. The Company’s practice is to not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
	Other than grants made in connection with hiring or promotion, equity awards are granted to NEOs at the same time that equity awards are granted to all other employees who are eligible for such awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)	Percentage Change in the Closing Market Price of the
Securities Underlying the Award Between the Trading
Day Ending Immediately Prior to the Disclosure of
Material Nonpublic Information and the Trading Day
Beginning Immediately Following the Disclosure of
					Material Nonpublic Information
C. Thomas Evans, Jr.	2/4/2025	11,516	66.00	248,626	5.30%
Bradley T. Camden	2/4/2025	15,685	66.00	338,631	5.30%
John M. Boschelli	2/4/2025	13,637	66.00	294,417	5.30%
Matthew A. Hunton	2/4/2025	15,685	66.00	338,631	5.30%
Laura A. Rock	2/4/2025	11,516	66.00	248,626	5.30%
Joseph P. Lacher, Jr.	2/4/2025	63,637	66.00	1,373,886	5.30%
Duane A. Sanders	2/4/2025	16,364	66.00	353,291	5.30%

Evans Jr. [Member]
Awards Close in Time to MNPI Disclosures
Name		C. Thomas Evans, Jr.
Underlying Securities | shares		11,516
Exercise Price | $ / shares		$ 66.00
Fair Value as of Grant Date | $		$ 248,626
Underlying Security Market Price Change		0.0530
Camden [Member]
Awards Close in Time to MNPI Disclosures
Name		Bradley T. Camden
Underlying Securities | shares		15,685
Exercise Price | $ / shares		$ 66.00
Fair Value as of Grant Date | $		$ 338,631
Underlying Security Market Price Change		0.0530
Boschelli [Member]
Awards Close in Time to MNPI Disclosures
Name		John M. Boschelli
Underlying Securities | shares		13,637
Exercise Price | $ / shares		$ 66.00
Fair Value as of Grant Date | $		$ 294,417
Underlying Security Market Price Change		0.0530
Hunton [Member]
Awards Close in Time to MNPI Disclosures
Name		Matthew A. Hunton
Underlying Securities | shares		15,685
Exercise Price | $ / shares		$ 66.00
Fair Value as of Grant Date | $		$ 338,631
Underlying Security Market Price Change		0.0530
Rock [Member]
Awards Close in Time to MNPI Disclosures
Name		Laura A. Rock
Underlying Securities | shares		11,516
Exercise Price | $ / shares		$ 66.00
Fair Value as of Grant Date | $		$ 248,626
Underlying Security Market Price Change		0.0530
Lacher, Jr. [Member]
Awards Close in Time to MNPI Disclosures
Name		Joseph P. Lacher, Jr.
Underlying Securities | shares		63,637
Exercise Price | $ / shares		$ 66.00
Fair Value as of Grant Date | $		$ 1,373,886
Underlying Security Market Price Change		0.0530
Sanders [Member]
Awards Close in Time to MNPI Disclosures
Name		Duane A. Sanders
Underlying Securities | shares		16,364
Exercise Price | $ / shares		$ 66.00
Fair Value as of Grant Date | $		$ 353,291
Underlying Security Market Price Change		0.0530